Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value term Loan	$ 212,100	$ 141,300
Debt Securities, Available-for-Sale	$ 0	$ 0